UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ARES CLO Funds, Series 2005- 10A, Class B, 0.70%, 9/18/17 (a)(b)	USD	500	$443,795
Ballyrock CDO Ltd., Series 2006- 1A, Class B, 0.60%, 8/28/19 (a)(b)		500	441,250
Canaras Summit CLO Ltd., Series 2007-1A, Class B, 0.79%, 6/19/21 (a)(b)		395	333,479
Flagship CLO, Series 2006-1A, Class B, 0.66%, 9/20/19 (a)(b)		1,000	835,000
Fraser Sullivan CLO Ltd., Series 2006-2A, Class B, 0.71%, 12/20/20 (a)(b)		500	428,750
Gannett Peak CLO Ltd., Series 2006-1X, Class A2, 0.63%, 10/27/20		305	262,300
Goldman Sachs Asset Management CLO Plc, Series 2007-1A, Class B, 0.72%, 8/01/22 (a)(b)		665	558,600
Landmark CDO Ltd., Series 2006- 8A, Class B, 0.63%, 10/19/20 (a)(b)		570	489,852
MAPS CLO Fund LLC, Series 2005- 1A, Class C, 1.26%, 12/21/17 (a)(b)		300	267,180
Portola CLO Ltd., Series 2007-1X, Class B1, 1.71%, 11/15/21		405	364,500
T2 Income Fund CLO Ltd., Series 2007-1A, Class B, 0.88%, 7/15/19 (a)(b)		345	312,149
Total Asset-Backed Securities – 3.2%			4,736,855

Common Stocks (c)	Shares
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		10,732	4,120
Wellman Holdings, Inc.		181	588
			4,708
Electrical Equipment — 0.0%
Medis Technologies Ltd.		13,053	222
Semiconductors & Semiconductor Equipment — 0.1%
SunPower Corp., Class B		5,332	110,852
Software — 0.1%
HMH Holdings/EduMedia		47,227	236,135
Total Common Stocks – 0.2%			351,917

Corporate Bonds	Par (000)		Value
Airlines — 0.3%
Air Canada, 9.25%, 8/01/15 (a)	USD	210	$218,137
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		271	286,771
			504,908
Auto Components — 0.8%
Icahn Enterprises LP, 7.75%, 1/15/16		1,105	1,135,387
Capital Markets — 0.0%
E*Trade Financial Corp., 0.01%, 8/31/19 (a)(d)(e)		46	70,323
Chemicals — 1.4%
CF Industries, Inc., 6.88%, 5/01/18		480	551,400
GEO Specialty Chemicals, Inc. (a):
7.50%, 3/31/15 (d)(f)		702	702,101
10.00%, 3/31/15		691	638,768
Wellman Holdings, Inc., Subordinate Note, (Third Lien), 5.00%, 1/29/19 (d)(f)		200	142,137
			2,034,406
Commercial Banks — 1.3%
CIT Group, Inc.:
7.00%, 5/01/14		45	45,339
7.00%, 5/01/16		220	220,825
7.00%, 5/01/17		1,660	1,666,225
			1,932,389
Commercial Services & Supplies — 0.5%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		472	489,899
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		280	290,500
			780,399
Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17		190	206,150
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		525	556,500
			762,650
Containers & Packaging — 1.3%
Berry Plastics Corp., 8.25%, 11/15/15		900	965,250
OI European Group BV, 6.88%, 3/31/17	EUR	113	166,481
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17		275	408,614
7.75%, 11/15/19		265	397,569
			1,937,914

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	U.S. Dollar

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 1.4%
Ally Financial, Inc., 2.51%, 12/01/14 (b)	USD	1,175	$1,157,487
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		85	93,713
Reynolds Group DL Escrow, Inc., 8.50%, 10/15/16 (a)		300	321,000
Reynolds Group Issuer, Inc. (a):
8.50%, 10/15/16	EUR	200	301,851
6.88%, 2/15/21	USD	210	216,562
			2,090,613
Diversified Telecommunication Services — 0.6%
ITC Deltacom, Inc., 10.50%, 4/01/16		290	313,200
Qwest Communications International, Inc.:
8.00%, 10/01/15		300	328,500
Series B, 7.50%, 2/15/14		217	219,984
			861,684
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, 8.00%, 12/15/18 (a)		270	289,575
Health Care Equipment & Supplies — 0.6%
DJO Finance LLC:
10.88%, 11/15/14		645	696,600
7.75%, 4/15/18 (a)		125	128,437
			825,037
Health Care Providers & Services — 0.8%
HCA, Inc., 7.25%, 9/15/20		255	277,950
Tenet Healthcare Corp.:
9.00%, 5/01/15		95	103,431
8.88%, 7/01/19		690	767,625
			1,149,006
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		980	1,166,200
Hotels, Restaurants & Leisure — 0.9%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		25	23,125
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		383	344,700
MGM Resorts International, 10.38%, 5/15/14		260	300,300
Travelport LLC, 4.94%, 9/01/14 (b)		815	709,050
			1,377,175

Corporate Bonds	Par (000)		Value
IT Services — 0.3%
First Data Corp., 7.38%, 6/15/19 (a)	USD	440	$447,700
Independent Power Producers & Energy Traders — 1.9%
Energy Future Holdings Corp., 10.00%, 1/15/20		500	541,329
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		1,425	1,549,913
NRG Energy, Inc., 7.63%, 1/15/18 (a)		795	802,950
			2,894,192
Industrial Conglomerates — 0.5%
Sequa Corp., 13.50%, 12/01/15 (a)(f)		679	726,174
Media — 2.4%
CSC Holdings, Inc., 8.50%, 4/15/14		230	257,600
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)		450	427,500
Checkout Holding Corp., 10.98%, 11/15/15 (a)(e)		460	302,450
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		212	231,080
Series B, 9.25%, 12/15/17		847	925,347
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		330	356,400
UnityMedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (a)		1,000	1,062,500
			3,562,877
Metals & Mining — 0.7%
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (a)		445	462,800
Novelis, Inc., 8.38%, 12/15/17		495	539,550
			1,002,350
Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (f)		235	268,488
Oil, Gas & Consumable Fuels — 0.5%
Alpha Natural Resources, Inc. (g):
6.00%, 6/01/19		280	281,750
6.25%, 6/01/21		350	356,125
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		144	156,240
			794,115
Paper & Forest Products — 0.2%
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		180	182,700

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2011	2

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Paper & Forest Products (concluded)
Verso Paper Holdings LLC, Series B, 4.02%, 8/01/14 (b)	USD	180	$173,250
			355,950
Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International (a):
6.50%, 7/15/16		395	393,025
6.75%, 10/01/17		25	24,750
7.00%, 10/01/20		25	24,500
			442,275
Professional Services — 0.1%
FTI Consulting, Inc., 6.75%, 10/01/20 (a)		95	96,900
Real Estate Investment Trusts (REITs) — 0.1%
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (a)		75	74,813
Wireless Telecommunication Services — 1.5%
Cricket Communications, Inc., 7.75%, 5/15/16		825	876,562
Digicel Group Ltd. (a):
9.13%, 1/15/15		399	411,968
8.25%, 9/01/17		265	278,250
iPCS, Inc., 2.40%, 5/01/13 (b)		500	484,375
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		155	156,356
			2,207,511
Total Corporate Bonds – 20.1%			29,791,011

Floating Rate Loan Interests (b)
Aerospace & Defense — 3.0%
DynCorp International, Term Loan, 6.25%, 7/05/16		692	695,005
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit, 2.31%, 3/26/14		35	30,349
Term Loan, 2.19% - 2.31%, 3/26/14		547	479,717
The SI Organization, Inc., New Tranche B, Term Loan, 4.50%, 11/22/16		1,097	1,102,517
Scitor Corp., Term Loan B, 5.00%, 2/15/17		648	647,875
TransDigm, Inc., Term Loan (First Lien), 4.00%, 2/14/17		948	951,179
Wesco Aircraft Hardware Corp, Term Loan B, 4.25%, 4/04/17		528	531,960
			4,438,602
Airlines — 1.3%
Delta Air Lines, Inc.
Credit New Term Loan B, 5.50%, 4/20/17		1,950	1,929,281

Floating Rate Loan Interests (b)	Par (000)		Value
Auto Components — 1.3%
Allison Transmission, Inc., Term Loan, 2.96%, 8/07/14	USD	832	$825,667
Armored Auto Group, Inc. (FKA Viking Acquisition, Inc.), Term Loan B, 6.00%, 11/04/16		668	668,325
GPX International Tire Corp., Tranche B Term Loan (c)(h):
0.00%, 3/30/12		9	—
0.00%, 3/31/12		549	—
UCI International, Inc., Term Loan, 5.50%, 7/26/17		399	401,826
			1,895,818
Automobiles — 0.6%
Ford Motor Co., Tranche B-1 Term Loan, 2.95%, 12/16/13		864	863,711
Biotechnology — 0.3%
Grifols SA, Term Loan B, 6.00%, 11/23/16		370	372,852
Building Products — 3.2%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		625	626,302
CPG International I, Inc., Term Loan B, 6.00%, 2/18/17		948	949,402
Goodman Global, Inc., Initial Term Loan (First Lien), 5.75%, 10/28/16		2,488	2,502,689
Momentive Performance Materials (Blitz 06-103 GmbH), Tranche B-25 Term Loan, 4.69%, 5/05/15	EUR	342	484,933
PGT Industries, Inc., Tranche A-2 Term Loan, 6.75%, 2/14/12	USD	213	210,143
			4,773,469
Capital Markets — 1.9%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13		261	261,456
HarbourVest Partners, Term Loan B, 6.25%, 12/14/16		948	952,552
Nuveen Investments, Inc.:
Extended Term Loan (First Lien), 3.27% - 3.31%, 11/13/14		634	623,526
Non-Extended Term Loan (First Lien), 5.76% - 5.81%, 5/12/17		916	919,530
			2,757,064
Chemicals — 6.7%
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/19/17		720	724,050
Arizona Chemical Co. LLC, Term Loan B, 4.75%, 11/21/16		532	534,672
Chemtura Corp., Exit Term Loan, 5.50%, 8/27/16		800	804,000
Gentek, Inc., Tranche B Term Loan, 5.00% – 5.75%, 3/03/17		1,144	1,145,453

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
MDI Holdings LLC, (FKA MacDermid, Inc.), Tranche C Term Loan, 3.43%, 4/11/14	EUR	266	$374,529
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	625	624,805
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Facility (First Lien), 3.45% - 3.53%, 7/30/14		765	746,379
Rockwood Specialties Group, Inc., Term Loan B, 3.75%, 2/09/18		730	734,693
Styron Sarl, Term Loan B, 6.00%, 8/02/17		1,397	1,403,981
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 10/15/15		1,456	1,466,665
Univar, Inc., Term Loan B, 5.00%, 6/30/17		1,397	1,395,752
			9,954,979
Commercial Banks — 1.1%
CIT Group Inc., Tranche 3 Term Loan, 6.25%, 8/11/15		1,647	1,663,181
Commercial Services & Supplies — 4.4%
ARAMARK Corp.:
Letter of Credit – 1 Facility, 2.12%, 1/27/14		9	8,818
Letter of Credit – 2 Facility, 3.49%, 7/26/16		13	12,857
US Term Loan, 2.18%, 1/27/14		111	109,461
US Term Loan B, 3.56%, 7/26/16		196	195,502
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16		281	286,032
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan, 5.00%, 5/19/17		1,350	1,354,050
Altegrity, Inc. (FKA US Investigations Services, Inc.), Tranche D Term Loan, 7.75%, 2/21/15		993	1,000,564
Delos Aircraft Inc., Term Loan 2, 7.00%, 3/17/16		1,000	1,001,786
Diversey, Inc. (FKA Johnson Diversey, Inc.), Tranche B Dollar Term Loan, 4.00%, 11/24/15		228	228,135
Protection One, Inc., Term Loan, 6.00%, 5/16/16		520	521,300
Quad/Graphics, Inc., Term Loan 2, 5.50%, 4/14/16		298	297,502
Synagro Technologies, Inc., Term Loan (First Lien), 2.20%, 4/02/14		866	816,589
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50% - 10.75%, 9/16/16		522	525,640

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (concluded)
West Corp.:
4.52% - 4.71%, 7/15/16	USD	131	$130,993
4.52% - 4.71%, 7/15/16		68	67,841
			6,557,070
Communications Equipment — 1.7%
Avaya, Inc.:
Term Loan B, 3.01%, 10/24/14		626	603,859
Term Loan B-3, 4.76%, 10/26/17		1,015	987,315
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		1,000	1,005,000
			2,596,174
Construction & Engineering — 0.9%
BakerCorp., Inc., Term Loan B, 5.00%, 6/08/17		500	501,250
Safway Services, LLC, First Out Tranche Loan, 9.00%, 12/16/17		900	900,000
			1,401,250
Consumer Finance — 1.9%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/05/17		2,800	2,795,626
Containers & Packaging — 0.8%
Anchor Glass Container Corp., Term Loan (First Lien), 6.00%, 3/02/16		144	144,691
Berry Plastics Holding Corp., Term Loan C, 2.23% - 2.26%, 4/03/15		139	133,081
Graham Packaging Co., LP:
Term Loan C, 6.75%, 4/05/14		272	272,589
Term Loan D, 6.00%, 9/23/16		597	598,655
			1,149,016
Diversified Consumer Services — 2.9%
Coinmach Service Corp., Term Loan, 3.24% - 3.26%, 11/20/14		1,351	1,300,357
Laureate Education:
Delayed Draw Term Loan, 3.52%, 8/17/14		97	96,598
Series A New Term Loan, 7.00%, 8/31/14		1,296	1,299,013
Term Loan B, 3.52%, 8/17/14		651	645,161
ServiceMaster Co.:
Closing Date Term Loan, 2.72% - 2.81%, 7/24/14		921	898,296
Delayed Draw Term Loan, 2.72%, 7/24/14		92	89,457
			4,328,882

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2011	4

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Financial Services — 2.1%
MSCI, Inc., Term Loan B, 3.75%, 3/14/17	USD	749	$753,197
Reynolds Group Holdings, Inc., Term Loan E, 4.25%, 2/09/18		2,300	2,298,563
			3,051,760
Diversified Telecommunication Services — 2.6%
Hawaiian Telcom Communications, Inc., Term Loan, 9.00%, 11/01/15		700	718,000
Integra Telecom Holdings, Inc., Term Loan, 9.25% - 9.50%, 4/15/15		794	795,818
Level 3 Financing, Inc.:
Term Loan B, 11.50%, 3/13/14		150	159,000
Tranche A Incremental Term Loan, 2.53%, 3/13/14		1,300	1,270,953
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		900	895,950
			3,839,721
Electronic Equipment, Instruments & Components — 2.6%
Aeroflex Incorporated, Term Loan B, 4.25%, 5/09/18		1,450	1,450,000
CDW LLC (FKA CDW Corp.):
Extended Term Loan B, 4.50%, 7/14/17		554	551,768
Non-Extended Term Loan, 3.95%, 10/10/14		728	725,263
Flextronics International Ltd.:
Delayed Draw Term Loan A-2, 2.46%, 10/01/14		24	23,744
Delayed Draw Term Loan A-3, 2.44%, 10/01/14		21	20,352
Sensata Technologies Finance Company, LLC, New Term Loan, 3.27%, 5/11/18		1,100	1,101,604
			3,872,731
Energy Equipment & Services — 1.7%
CCS Income Trust, 3.26%, 11/14/14		878	840,618
MEG Energy Corp., Tranche D Term Loan, 4.00%, 3/16/18		1,750	1,753,554
			2,594,172
Food & Staples Retailing — 2.4%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1 3.59%, 7/05/15	GBP	675	1,082,615
Bolthouse Farms, Inc., Term Loan (First Lien), 5.50% - 5.75%, 2/11/16	USD	568	570,055
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 3/30/18		590	592,029

Floating Rate Loan Interests (b)	Par (000)		Value
Food & Staples Retailing (concluded)
U.S. Foodservice, Inc.:
Term Loan B, 2.70%, 7/03/14	USD	946	$895,259
Term Loan B2, 5.75%, 5/25/17		400	393,333
			3,533,291
Food Products — 5.4%
Advance Pierre Foods, Term Loan:
11.25%, 9/29/17		600	609,750
(Second Lien), 7.00%, 9/30/16		1,035	1,040,581
CII Investment, LLC (FKA Cloverhill):
Delayed Draw Term Loan, 1.00% - 8.50%, 10/14/14		197	134,840
Term Loan A, 8.25% - 8.50%, 10/14/14		384	378,041
Term Loan B, 8.50% - 8.75%, 10/14/14		467	462,123
Del Monte Corp., Term Loan B, 4.50%, 3/08/18		3,175	3,173,987
Green Mountain Coffee Roasters, Inc., Term Loan B Facility, 5.50%, 12/16/16		181	180,681
Michaels Food Group, Inc. (FKA M- Foods Holdings, Inc.), Term Loan B, 4.25%, 2/23/18		547	549,264
Pinnacle Foods Finance LLC, Tranche D Term Loan, 6.00%, 4/02/14		631	637,141
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan, 5.00% - 5.50%, 3/02/17		202	202,538
Tranche C-1 Term Loan, 5.00% - 5.50%, 3/02/17		508	509,969
			7,878,915
Health Care Equipment & Supplies — 1.1%
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC), Term Loan, 3.19%, 5/20/14		399	395,971
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		1,200	1,200,900
			1,596,871
Health Care Providers & Services — 4.8%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.44% - 2.50%, 7/25/14		32	30,582
Non-Extended Term Loan, 2.44% - 2.50%, 7/25/14		575	555,662
ConvaTec, Inc., Dollar Term Loan, 5.75%, 12/22/16		698	699,996
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		898	902,800
Emergency Medical Services, Term Loan, 5.25%, 5/02/18		1,100	1,097,447
HCA, Inc.:
Tranche B-1 Term Loan, 2.56%, 11/18/13		311	308,728
Tranche B-2 Term Loan, 3.56%, 3/31/17		368	365,585

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15	USD	650	$636,539
Tranche A Term Loan, 8.50%, 3/02/15		352	344,680
inVentive Health, Inc. (FKA Ventive Health, Inc.):
Term Loan B2, 4.75%, 8/04/16		150	149,251
Term Loan B2, 4.75%, 8/04/16		821	821,922
Renal Advantage Holdings, Inc., Tranche B Term Loan, 5.75%, 12/16/16		698	702,178
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		525	524,982
			7,140,352
Health Care Technology — 0.8%
IMS Health, Inc., Tranche B Dollar Term Loan, 4.50%, 8/25/17		702	703,401
MedAssets, Inc., Term Loan B, 5.25%, 11/16/16		448	450,210
			1,153,611
Hotels, Restaurants & Leisure — 9.5%
Ameristar Casinos, Inc., Term Loan B, 4.00%, 4/13/18		800	803,423
BLB Management Services, Inc. (Wembly, Inc.), Loan (Exit), 8.50%, 11/05/15		455	456,138
Blackstone UTP Capital LLC, Loan, 7.75%, 11/06/14		690	700,136
Dunkin’ Brands, Inc.:
Term Loan B, 4.25%, 11/23/17		1,112	1,112,695
Term Loan B-1, 5.25%, 11/23/17		150	150,094
Gateway Casinos & Entertainment, Ltd., Term Loan B, 6.50%, 4/20/16	CAD	1,194	1,235,986
Golden Living, Term Loan, 5.00%, 5/04/18	USD	1,000	984,000
Harrah’s Operating Co., Inc.:
Term Loan B-1, 3.27%, 1/28/15		128	119,248
Term Loan B-2, 3.19% - 3.27%, 1/28/15		165	153,533
Term Loan B-3, 3.24% - 3.31%, 1/28/15		3,553	3,306,212
Term Loan B-4, 9.50%, 10/31/16		399	422,929

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term Loan B, 4.00%, 8/17/17	USD	1,370	$1,375,009
Six Flags Theme Parks, Inc., Tranche B Term Loan (First Lien), 5.25%, 6/30/16		943	949,948
Universal City Development Partners Ltd., Term Loan, 5.50%, 11/06/14		451	454,018
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.70%, 5/27/13		321	320,200
Term B Delayed Draw Project Loan, 4.70%, 5/25/12		526	525,500
Term B Funded Project Loan, 4.70%, 5/27/13		1,020	1,019,443
			14,088,512
Household Durables — 0.5%
Visant Corp. (FKA Jostens), Term Loan B, 5.25%, 12/22/16		668	667,648
IT Services — 5.0%
Ceridian Corp., US Term Loan, 3.19%, 11/10/14		1,098	1,067,366
First Data Corp.:
Extended Term Loan B, 4.19%, 3/23/18		3,445	3,213,340
Initial B-1 Term Loan, 2.94%, 9/24/14		137	127,890
Initial B-2 Term Loan, 2.94%, 9/24/14		191	178,736
Initial B-3 Term Loan, 2.94%, 9/24/14		78	73,264
infoGROUP, Inc., Term Loan, 5.75%, 5/22/18		425	421,812
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		625	627,864
TransUnion LLC, Replacement Term Loan, 4.75%, 2/12/18		1,742	1,747,862
			7,458,134
Independent Power Producers & Energy Traders — 3.6%
AES Corp., Term Loan B, 3.50%, 5/17/18		1,000	999,063
Calpine Corp., Term Loan B, 4.50%, 4/02/18		2,350	2,354,700
Texas Competitive Electric Holdings Co., LLC (TXU):
Extended Term Loan, 3.73% - 3.75%, 10/10/14		1,371	1,167,506
Initial Tranche B-3 Term Loan, 3.73% - 3.75%, 10/10/14		923	785,602
			5,306,871

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2011	6

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Industrial Conglomerates — 1.8%
Sequa Corp., Term Loan, 3.50% - 3.56%, 12/03/14	USD	1,246	$1,230,295
Tomkins Plc, Term Loan A, 4.25%, 9/29/16		1,476	1,479,616
			2,709,911
Insurance — 0.7%
CNO Financial Group, Inc., Term Loan, 7.50%, 9/30/16		1,062	1,068,302
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		357	356,814
Machinery — 0.3%
Navistar Financial Corp., Term Loan B, 4.50%, 12/16/12		423	422,325
Marine — 0.3%
Horizon Lines, LLC:
Revolving Loan, 0.50% - 8.00%, 8/08/12		279	273,325
Term Loan, 6.06%, 8/08/12		127	125,176
			398,501
Media — 19.0%
Acosta, Inc., Term Loan, 4.75%, 3/01/18		1,250	1,251,250
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/10/16		1,042	1,040,967
Atlantic Broadband Finance, LLC, Term Loan B, 4.00%, 3/08/16		535	536,134
Bresnan Telecommunications Co. LLC, Term Loan, 4.50%, 12/14/17		1,596	1,602,167
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.44%, 7/03/14		1,244	1,157,868
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		498	498,221
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		14	14,579
Term Loan C, 3.56%, 9/06/16		1,289	1,289,574
Clarke American Corp., Term Facility, 2.69% - 2.81%, 6/30/14		716	662,747
Clear Channel Communications, Inc., Term Loan B, 3.84%, 1/28/16		1,220	1,066,314
Getty Images, Inc., Initial Term Loan, 5.25%, 11/07/16		1,144	1,150,686
Gray Television, Inc., Term Loan B, 3.80%, 12/31/14		535	530,793
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.03%, 6/12/14		744	701,328
Hubbard Broadcasting, Second Lien Term Loan, 5.25%, 4/28/17		500	503,125

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Intelsat Jackson Holdings SA (FKA Intel Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18	USD	3,500	$3,519,929
Interactive Data Corp., Term Loan, 4.75%, 2/12/18		1,450	1,453,616
Knology, Inc., Term Loan B, 4.00%, 8/18/17		648	647,565
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG), Facility B1, 3.68%, 3/06/15	EUR	304	398,651
MCNA Cable Holdings LLC (OneLink Communications), Loan, 6.97%, 10/31/13	USD	400	392,463
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17		493	493,731
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,325	1,407,812
Nielsen Finance LLC, Class B Dollar Term Loan, 3.96%, 5/02/16		1,119	1,119,263
Sinclair Television Group, Inc., New Tranche B Term Loan, 4.00%, 10/28/16		509	509,489
Springer Science+Business Media SA, Facility A1, 6.75%, 6/30/15	EUR	1,000	1,446,295
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.52%, 6/01/12	USD	1,017	1,004,498
Univision Communications, Inc., Extended First Lien Term Loan, 4.44%, 3/31/17		1,294	1,249,101
UPC Broadband Holding B.V., Term U, 5.24%, 12/31/17	EUR	810	1,163,675
Weather Channel, Term Loan B, 4.25%, 2/13/17	USD	1,347	1,353,920
			28,165,761
Metals & Mining — 3.0%
Novelis Inc., Term Loan B, 4.00%, 3/10/17		1,596	1,602,485
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		2,900	2,905,930
			4,508,415
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.), Term B Advance (First Lien), 2.81%, 11/01/13		185	183,111
Multiline Retail — 0.6%
Dollar General Corp., Tranche B-2 Term Loan, 2.94% - 2.95%, 7/07/14		360	359,505
Hema Holding BV:
Facility B, 3.25%, 7/06/15	EUR	209	298,813

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2011	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Multiline Retail (concluded)
Hema Holding BV:
Facility C, 4.00%, 7/05/16	EUR	209	$298,814
			957,132
Oil, Gas & Consumable Fuels — 2.2%
Axcan Pharma, Inc., Term Loan, 5.50%, 2/10/17	USD	1,147	1,141,389
EquiPower Resources Holdings, LLC, Term Loan B, 5.75%, 1/26/18		850	853,188
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,282	1,300,847
			3,295,424
Paper & Forest Products — 1.3%
Georgia-Pacific LLC, Term Loan B, 2.31%, 12/21/12		615	614,231
Verso Paper Finance Holdings LLC, Term Loan With PIK Option, 6.52% - 7.27%, 2/01/13 (f)		1,396	1,256,040
			1,870,271
Personal Products — 0.2%
NBTY, Inc., Term Loan B, 4.25%, 10/02/17		273	273,140
Pharmaceuticals — 1.3%
Quinteles Transnational Corp., Term Loan, 5.00%, 6/08/18		800	794,500
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		549	549,597
Term Loan B-2, 4.25%, 3/15/18		274	274,798
Term Loan B-3, 4.25%, 3/15/18		377	377,848
			1,996,743
Professional Services — 1.3%
Booz Allen Hamilton, Inc., Tranche B Term Loan, 4.00%, 8/03/17		1,100	1,104,910
Fifth Third Processing Solutions, LLC, Term Loan B (First Lien), 4.75%, 11/03/16		798	798,399
			1,903,309
Real Estate Investment Trusts (REITs) — 1.0%
iStar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		1,515	1,507,281
Real Estate Management & Development — 2.3%
Mattamy Funding Partnership, Term Loan, 2.56%, 4/11/13		228	219,638
Realogy Corp.:
Extended Term Loan B, 4.52%, 10/10/16		3,174	2,950,188

Floating Rate Loan Interests (b)	Par (000)		Value
Real Estate Management & Development (concluded)
Extended Synthetic Letter of Credit Loan, 4.64%, 10/10/16	USD	236	$219,418
			3,389,244
Road & Rail — 0.3%
The Hertz Corp., Term Loan B, 3.75%, 3/09/18		450	449,997
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc., Term Loan B, 4.46%, 12/01/16		467	464,585
Microsemi Corp., Term Loan B, 4.00%, 11/02/17		549	550,454
			1,015,039
Software — 0.9%
Rovi Solutions Corp., Tranche B Term Loan, 4.00%, 2/07/18		550	552,750
Telcordia Technologies, Inc., Term Loan, 6.75%, 4/09/16		490	489,849
Vertafore, Inc., Term Loan B, 5.25%, 7/29/16		359	360,447
			1,403,046
Specialty Retail — 3.9%
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/18/17		474	473,576
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		1,275	1,275,956
J. Crew Group, Inc., Term Loan B, 4.75%, 3/07/18		435	426,436
Jo-Ann Stores, Inc., Term Loan B, 4.75%, 3/16/18		500	494,625
Michaels Stores, Inc.:
Term Loan B-1, 2.56%, 10/31/13		392	386,858
Term Loan B-2, 4.81%, 7/31/16		256	256,567
Petco Animal Supplies, Inc., Term Loan B, 4.50%, 11/24/17		1,238	1,236,395
Toys ‘R’ Us Delaware, Inc.:
Initial Loan, 6.00%, 9/01/16		868	869,638
Term Loan, 5.25%, 6/14/18		300	297,447
			5,717,498
Wireless Telecommunication Services — 1.2%
MetroPCS Wireless, Inc.:
Term Loan B, 4.00%, 3/16/18		249	248,232
Tranche B-2 Term Loan, 4.07%, 11/04/16		480	480,079

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2011	8

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)			Value
Wireless Telecommunication Services (concluded)
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 8/11/15	USD	1,035		$1,066,390
				1,794,701
Total Floating Rate Loan Interests – 116.7%				173,045,529

Other Interests (i)	Beneficial Interest (000)
Auto Components — 0.9%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests		—	(j)	1,235,471
Diversified Financial Services — 0.2%
J.G. Wentworth LLC Preferred Equity Interests (k)		—	(j)	331,843
Total Other Interests – 1.1%				1,567,314

Warrants (l)	Shares
Software — 0.0%
HMH Holdings/EduMedia (Expires 3/09/17)		5,330		—
Total Warrants – 0.0%				—
Total Long-Term Investments (Cost – $208,871,439) – 141.3%				209,492,626

Short-Term Securities	Par (000)
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (m)(n)	USD	1,257,983		1,257,983
Total Short-Term Securities (Cost – $1,257,983) – 0.8%				1,257,983

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/01/19, Broker Goldman Sachs Bank USA		11		—
Total Options Purchased (Cost – $10,756) – 0.0%				—

				Value
Total Investments (Cost – $210,140,178*) – 142.1%				$210,750,609
Liabilities in Excess of Other Assets – (42.1)%				(62,396,546)
Net Assets – 100.0%				$148,354,063

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$209,462,302
Gross unrealized appreciation	$5,372,826
Gross unrealized depreciation	(4,084,519)
Net unrealized appreciation	$1,288,307

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Convertible security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley Co.	$637,875	$7,875

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j)	Amount is less than $1,000.

(k)	The investment is held by a wholly-owned taxable subsidiary of the Fund.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(m)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2011	Net Activity	Shares Held at May 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,714,267	(1,456,284)	1,257,983	$1,443

(n)	Represents the current yield as of report date.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2011	9

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

•	Foreign currency exchange contracts as of May 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,214,619	CAD	1,167,500	Citibank N.A.	7/07/11	$10,635
USD	5,650,621	EUR	3,886,500	Royal Bank of Scotland	7/27/11	65,049
USD	1,647,680	GBP	1,009,000	Deutsche Bank AG	7/07/11	(11,417)
Total						$64,267

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	—	$1,579,275	$3,157,580	$4,736,855
Common Stocks	$111,074	—	240,843	351,917
Corporate Bonds	—	27,963,304	1,827,707	29,791,011
Floating Rate Loan Interests	—	157,090,377	15,955,152	173,045,529
Other Interests	—	1,235,471	331,843	1,567,314
Short-Term Securities	1,257,983	—	—	1,257,983
Liabilities:
Unfunded Loan Commitments	—	$(426)	$(3,279)	$(3,705)
Total	$1,369,057	$187,868,001	$21,509,846	$210,746,904

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$75,684	—	$75,684
Liabilities:
Foreign currency exchange contracts	—	(11,417)	—	(11,417)
Total	—	$64,267	—	$64,267

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2011	10

Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Loan Commitments	Total
Assets:
Balance, as of February 28, 2011	$4,537,295	$240,264	$1,839,313	$20,965,976	$299,336	$2,079	$27,884,263
Accrued discounts/premiums	15,046	—	12,286	55,419	—	—	82,751
Net realized gain (loss)	5,890	—	10,092	32,297	—	—	48,279
Net change in unrealized appreciation/depreciation[2]	(15,859)	579	78,605	(26,284)	32,507	(2,079)	67,469
Purchases	—	—	—	1,551,378	—	—	1,551,378
Sales	(944,792)	—	(112,589)	(4,688,504)	—	—	(5,745,885)
Transfers in3	—	—	—	3,847,223	—	—	3,847,223
Transfers out[3]	(440,000)	—	—	(5,782,353)	—	—	(6,222,353)
Balance, as of May 31, 2011	$3,157,580	$240,843	$1,827,707	$15,955,152	$331,843	$—	$21,513,125

[2]	The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2011 was $132,944.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

Unfunded Loan Commitments
Liabilities:
Balance, as of February 28, 2011	$(5,523)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	2,244
Purchases	—
Sales	—
Transfers in5	—
Transfers out[5]	—
Balance, as of May 31, 2011	$(3,279)

[4]	The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2011 was $(3,279).

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2011	11

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 26, 2011